Average Annual Total Returns{- Fidelity® Large Cap Core Enhanced Index Fund} - 08.31 Fidelity Enhanced Index Funds Combo PRO-12 - Fidelity® Large Cap Core Enhanced Index Fund	Fidelity Large Cap Core Enhanced Index Fund-Default Return Before Taxes Past 1 year	Fidelity Large Cap Core Enhanced Index Fund-Default Return Before Taxes Past 5 years	Fidelity Large Cap Core Enhanced Index Fund-Default Return Before Taxes Past 10 years	Fidelity Large Cap Core Enhanced Index Fund-Default After Taxes on Distributions Past 1 year	Fidelity Large Cap Core Enhanced Index Fund-Default After Taxes on Distributions Past 5 years	Fidelity Large Cap Core Enhanced Index Fund-Default After Taxes on Distributions Past 10 years	Fidelity Large Cap Core Enhanced Index Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Large Cap Core Enhanced Index Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Large Cap Core Enhanced Index Fund-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	27.66%	10.60%	13.04%	26.96%	9.60%	11.63%	16.88%	8.21%	10.36%	31.49%	11.70%	13.56%